Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	$ 23		$ 5
Total derivative assets	48		6
Derivative liabilities designated as hedging instruments	24		12
Derivative liabilities not designated as hedging instruments	19
Total derivative liabilities	43		12
Net investment hedges | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	1	[1]
Net investment hedges | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	6	[1]	3	[1]
Net investment hedges | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities designated as hedging instruments			1	[1]
Foreign currency zero cost collars | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	11	[2]
Foreign currency zero cost collars | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	5	[2]
Interest rate swaps | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments			2	[3]
Interest rate swaps | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities designated as hedging instruments	7	[3]	5	[3]
Interest rate swaps | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities designated as hedging instruments	17	[3]	6	[3]
Fuel | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative assets not designated as hedging instruments	25	[4]	1	[4]
Fuel | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities not designated as hedging instruments	16	[4]
Fuel | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities not designated as hedging instruments	$ 3	[4]

[1]	At November 30, 2012 and 2011, we had foreign currency forwards totaling $235 million and $183 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2012, $91 million of our foreign currency forwards matured in January 2013 and $144 million mature through July 2017.
[2]	At November 30, 2012, we had foreign currency derivatives consisting of foreign currency zero cost collars totaling $842 million that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See "Newbuild Currency Risks" below for additional information regarding these derivatives.
[3]	We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2012 and 2011, these interest rate swap agreements effectively changed $269 million and $320 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022. In addition, at November 30, 2011 we had both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we received fixed interest rate payments in exchange for making floating interest rate payments. These interest rate swap agreements effectively changed $510 million of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. The U.S. dollar and sterling interest rate swaps matured in February 2012 and June 2012, respectively.
[4]	At November 30, 2012, we had fuel derivatives consisting of zero cost collars on Brent crude oil ("Brent") to cover a portion of our estimated fuel consumption through 2016. See "Fuel Price Risks" below for additional information regarding these fuel derivatives. At November 30, 2011, we had fuel derivatives consisting of zero cost collars on Brent to cover 10% of our estimated fuel consumption for the second half of 2012 through 2015.